Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	$ 27,330	$ 9,474
Goodwill and intangible assets, ending balance	57,095	27,330
Gross receivable
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	41,255	22,030
Acquisitions	32,352	19,430
Disposals	(2)	(205)
Goodwill and intangible assets, ending balance	73,605	41,255
Accumulated depreciation/amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	(13,925)	(12,556)
Amortization	(2,587)	(1,574)
Disposals	2	205
Goodwill and intangible assets, ending balance	(16,510)	(13,925)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	12,456	3,895
Goodwill and intangible assets, ending balance	28,208	12,456
Goodwill | Gross receivable
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	12,456	3,895
Acquisitions	15,752	8,561
Goodwill and intangible assets, ending balance	28,208	12,456
Sub-total intangibles with finite lives
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	14,874	5,579
Goodwill and intangible assets, ending balance	28,887	14,874
Sub-total intangibles with finite lives | Gross receivable
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	28,799	18,135
Acquisitions	16,600	10,869
Disposals	(2)	(205)
Goodwill and intangible assets, ending balance	45,397	28,799
Sub-total intangibles with finite lives | Accumulated depreciation/amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	(13,925)	(12,556)
Amortization	(2,587)	(1,574)
Disposals	2	205
Goodwill and intangible assets, ending balance	(16,510)	(13,925)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	12,423	4,566
Goodwill and intangible assets, ending balance	24,553	12,423
Customer relationships | Gross receivable
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	20,690	11,766
Acquisitions	14,210	9,129
Disposals	(2)	(205)
Goodwill and intangible assets, ending balance	34,898	20,690
Customer relationships | Accumulated depreciation/amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	(8,267)	(7,200)
Amortization	(2,080)	(1,272)
Disposals	2	205
Goodwill and intangible assets, ending balance	(10,345)	(8,267)
Other Intangibles
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	2,451	1,013
Goodwill and intangible assets, ending balance	4,334	2,451
Other Intangibles | Gross receivable
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	8,109	6,369
Acquisitions	2,390	1,740
Goodwill and intangible assets, ending balance	10,499	8,109
Other Intangibles | Accumulated depreciation/amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	(5,658)	(5,356)
Amortization	(507)	(302)
Goodwill and intangible assets, ending balance	$ (6,165)	$ (5,658)